Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operations
Net income	$ 1,760	$ 765
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of deferred financing costs	227	168
Provision for loan losses	930	588
Change in loan origination fees, net	120	99
Depreciation and amortization	53	53
Impairment of foreclosed assets, net	2	10
Gain on foreclosed assets		(67)
Gain on sale of foreclosed assets, net	(101)	(166)
Loss on foreclosed assets		47
Loss on sale of foreclosed assets		92
Gain on extinguishment of debt		(371)
Net change in operating assets and liabilities:
Other assets	197	(133)
Accrued interest receivable	(72)	3
Customer interest escrow	107	(262)
Accrued interest payable	1,114	716
Accounts payable and accrued expenses	354	7
Net cash provided by operating activities	4,691	1,549
Cash flows from investing activities
Loan originations and principal collections, net	(10,296)	(2,016)
Investment in foreclosed assets	(316)	(818)
Additions for construction in real estate investments	(2,226)	(670)
Deposits for construction in real estate investments	1,570	200
Proceeds from sale of real estate investments	1,647
Proceeds from sale of foreclosed assets	1,096	3,418
Net cash (used in) provided by investing activities	(8,525)	114
Cash flows from financing activities
Contributions from preferred B equity holders	180	90
Contributions from preferred C equity holders	200	1,000
Distributions to redeemable preferred equity holders	(131)	(101)
Distributions to common equity holders	(624)	(241)
Proceeds from secured note payable	14,624	9,319
Repayments of secured note payable	(11,103)	(12,420)
Proceeds from unsecured notes payable	10,680	9,088
Redemptions/repayments of unsecured notes payable	(9,308)	(9,655)
Proceeds from PPP loan and EIDL advance		361
Deferred financing costs paid	(223)	(118)
Net cash provided by (used in) financing activities	4,295	(2,677)
Net change in cash, cash equivalents and restricted cash	461	(1,014)
Cash, cash equivalents and restricted cash
Beginning of period	3,735	4,749
End of period	4,196	3,735
Supplemental disclosure of cash flow information
Cash paid for interest	4,649	5,814
Non-cash investing and financing activities
Earned by Series B preferred equity holders but not distributed to customer interest escrow	47	43
Earned by Series B preferred equity holders and distributed to customer interest escrow	180	231
Foreclosed assets transferred from loans receivable, net	556	791
Foreclosed assets transferred to loans receivable, net	1,017
Earned but not paid distributions of Series C preferred equity holders	511	503
Secured and unsecured notes payable transfers	368	158
Accrued interest payable transferred to unsecured notes payable	657	1,410
Construction loans funded through the reduction of Secured LOC from affiliates	170	141
PPP forgiveness in reduction of debt		$ 371